LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Summary of Long Term Debt
The following table summarizes the activity associated with the convertible debentures:

Series B - 6.25 percent
Maturity date	March 31, 2017
Conversion price (per Pengrowth share)	$11.51
Balance, December 31, 2015	$137.0
Repurchase of convertible debentures	(10.2)
Premium accretion	(0.2)
Balance, December 31, 2016	$126.6
Repayment of convertible debentures	(126.6)
Balance, December 31, 2017	$—
Face value, December 31, 2017	$—
The trailing 12 month Adjusted EBITDA to Adjusted Interest Expense minimum ratio covenant is revised as follows:

Year	Q1	Q2	Q3	Q4
2017	n/a	n/a	4.0 times	0.77 times
2018	0.75 times	0.68 times	1.03 times	1.01 times
2019	1.13 times	1.19 times	1.23 times	4.0 times

	As at
	December 31, 2017	December 31, 2016
U.S. dollar denominated term notes:
400 million at 6.35 percent due July 26, 2017	$—	$537.0
265 million at 6.98 percent due August 21, 2018 (1)	—	355.6
35 million at 5.49 percent due October 18, 2019 (2)	35.3	46.9
115.5 million at 7.98 percent due May 11, 2020 (3)	118.3	154.8
105 million at 6.07 percent due October 18, 2022 (4)	107.1	140.6
195 million at 6.17 percent due October 18, 2024 (5)	199.7	261.1
	$460.4	$1,496.0
U.K. pound sterling denominated term notes:
15 million at 5.45 percent due October 18, 2019 (6)	$20.6	$24.8
Canadian dollar term notes:
15 million at 6.61 percent due August 21, 2018 (1)	$—	$15.0
25 million at 6.74 percent due October 18, 2022 (7)	20.5	24.9
	$20.5	$39.9
Canadian dollar term Credit Facility borrowings	$109.0	$—
Total long term debt	$610.5	$1,560.7

Current portion of long term debt	$—	$537.0
Non-current portion of long term debt	610.5	1,023.7
	$610.5	$1,560.7

(1)	There was no outstanding balance following the early repayment on October 12, 2017.

(2)	The remaining balance of U.S.$28.1 million term notes were outstanding, following the early repayment of U.S.$6.9 million in the fourth quarter of 2017.

(3)	The remaining balance of U.S.$94.1 million term notes were outstanding, following the early repayment of U.S.$21.4 million in the fourth quarter of 2017.

(4)	The remaining balance of U.S.$85.2 million term notes were outstanding, following the early repayment of U.S.$19.8 million in the fourth quarter of 2017.

(5)	The remaining balance of U.S.$158.9 million term notes were outstanding, following the early repayment of U.S.$36.1 million in the fourth quarter of 2017.

(6)	The remaining balance of U.K. pound sterling 12.1 million term notes were outstanding, following the early repayment of U.K. pound sterling 2.9 million in the fourth quarter of 2017.

(7)	The remaining balance of Cdn$20.5 million term notes were outstanding, following the early repayment of Cdn$4.5 million in the fourth quarter of 2017.
The following table provides a reconciliation between the opening and closing balances for liabilities arising from financing activities at December 31, 2017:

	Term Notes	Canadian dollar Term Credit Facility	Convertible debentures
Balance December 31, 2016	$1,560.7	$—	$126.6
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	(65.1)	—	—
Credit facility borrowing	—	109.0	—
Repayment	(996.0)	—	(126.6)
Issue cost amortization	1.9	—	—
Balance, December 31, 2017	$501.5	$109.0	$—
The minimum ratio for the quarter ending September 30, 2017 through to and including the quarter ending September 30, 2019 is as follows:

Year	Q1	Q2	Q3	Q4
2017	n/a	n/a	4.0 times	0.77 times
2018	0.75 times	0.68 times	1.03 times	1.01 times
2019	1.13 times	1.19 times	1.23 times	4.0 times